Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales of products	$ 85,330	$ 67,019	$ 161,780	$ 158,172	$ 321,143	$ 477,634	$ 418,813
Cost of sales and other direct production costs	60,008	33,172	96,833	66,462	134,105	165,573	163,983
Depreciation, depletion and amortization	20,211	9,879	34,218	19,540	43,522	47,066	60,011
Total cost of sales	80,219	43,051	131,051	86,002	177,627	212,639	223,994
Gross profit	5,111	23,968	30,729	72,170	143,516	264,995	194,819
Other operating expenses:
General and administrative	7,482	5,527	14,421	10,028	21,253	18,540	18,219
Exploration	6,221	7,146	12,714	12,757	31,822	26,959	21,605
Pre-development	4,512	3,471	9,303	6,837	17,916	4,446
Other operating expense	205	1,605	1,229	2,549	4,423	7,658	5,334
Loss on disposition of property, plants, equipment and mineral interests					275		80
Lucky Friday suspension-related costs	(2,840)	6,465	(1,342)	12,631	25,309
Provision for closed operations and environmental matters	1,845	2,235	3,639	4,413	4,652	9,747	201,136
Aurizon acquisition costs	20,308		25,600
Total other operating expense	37,733	26,449	65,564	49,215	105,650	67,350	246,374
Income (loss) from operations	(32,622)	(2,481)	(34,835)	22,955	37,866	197,645	(51,555)
Other income (expense):
Gain (loss) on derivative contracts	6,541	6,171	28,080	940	(10,457)	37,988	(20,758)
Net gain on sale of investments	197		197			611	588
Loss on impairment of investments					(1,171)	(140)	(739)
Interest and other income (expense)	685	32	572	181	22	(87)	126
Interest expense, net of amount capitalized	(6,454)	(505)	(7,158)	(972)	(2,427)	(2,875)	(2,211)
Total other income (expense):	969	5,698	21,691	149	(14,033)	35,497	(22,994)
Income (loss) before income taxes	(31,653)	3,217	(13,144)	23,104	23,833	233,142	(74,549)
Income tax benefit (provision)	6,795	(693)	(620)	(8,008)	(8,879)	(81,978)	123,532
Net income	(24,858)	2,524	(13,764)	15,096	14,954	151,164	48,983
Unrealized gain (loss) and amortization of prior service on pension plans					(1,644)	(7,754)	(1,653)
Unrealized holding gains (losses) on investments	(1,747)	(586)	(4,578)	(805)	53	(767)	(21)
Reclassification of net gain on sale of marketable securities included in net income	(197)		(197)		1,171	140	739
Total change in accumulated other comprehensive loss, net					(420)	(8,381)	(935)
Comprehensive income (loss)	(26,802)	1,938	(18,539)	14,291	14,534	142,783	48,048
Basic income (loss) per common share after preferred dividends (in Dollars per share)	$ (0.08)	$ 0.01	$ (0.05)	$ 0.05	$ 0.05	$ 0.54	$ 0.14
Diluted income (loss) per common share after preferred dividends (in Dollars per share)	$ (0.08)	$ 0.01	$ (0.05)	$ 0.05	$ 0.05	$ 0.51	$ 0.13
Weighted average number of common shares outstanding – basic (in Shares)	303,566	285,312	294,317	285,303	285,375	280,956	251,146
Weighted average number of common shares outstanding – diluted (in Shares)	303,566	295,160	294,317	296,100	297,566	297,033	269,601
Cash dividends declared per common share (in Dollars per share)	$ 0.0025	$ 0.0225	$ 0.0050	$ 0.0350
Preferred stock dividends	(138)	(138)	(276)	(276)	(552)	(552)	(13,633)
Income applicable to common shareholders	$ (24,996)	$ 2,386	$ (14,040)	$ 14,820	$ 14,402	$ 150,612	$ 35,350